Commitments and Contingencies - Summary of Contractual Obligations (Parenthetical) (Detail) $ in Millions	Jul. 05, 2017 USD ($)
February 2013 Secured Term Loan Facility [Member] | Subsequent Event [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Repayments of debt	$ 143.1